Document and Entity Information	Nov. 20, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	Navitas Semiconductor Corp
Amendment Flag	false
Entity Central Index Key	0001821769
Document Type	8-K
Document Period End Date	Nov. 20, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-39755
Entity Tax Identification Number	85-2560226
Entity Address, Address Line One	22 Fitzwilliam Square South
Entity Address, City or Town	Dublin
Entity Address, Country	IE
Entity Address, Postal Zip Code	D02 FH68
City Area Code	(844)
Local Phone Number	654-2642
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	NVTS
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants to receive one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	NVTSW
Security Exchange Name	NASDAQ